Long-lived Assets (Details Textual)	1 Months Ended	2 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			201 Months Ended	207 Months Ended
	Aug. 31, 2011 USD ($)	Apr. 30, 2012 USD ($)	Apr. 30, 2012 CAD	Jan. 31, 2013 USD ($)	Jan. 31, 2012 USD ($)	Jan. 31, 2013 USD ($)	Jan. 31, 2012 USD ($)	Jul. 31, 2012 USD ($)	Jul. 31, 2011 USD ($)	Jul. 31, 2010 USD ($)	Jul. 31, 2012 USD ($)	Jan. 31, 2013 USD ($)
Depreciation								$ 97,967	$ 172,250	$ 238,253
Real Estate Accumulated Depreciation, Depreciation Expense								74,070	141,686	134,251
Real Estate Revenue, Net								384,299	582,974	407,809
Operating Leases, Rent Expense								135,172	233,516	201,234
Proceeds from Sale of Real Estate	1,730,000	2,865,682	568,863								342,862
Real Estate Held-for-sale		1,783,932	2,180,051					107,203			107,203
Assets Held for Investment, Net	1,029,435							858,377	3,634,929		858,377
Sales of Real Estate	639,680	1,081,750						235,659			235,659
Mortgage Loan Related to Property Sales	659,288
Gain (Loss) on Sale of Property								1,957,089
Income from assets held for investment, net (Note 3)				$ 40,998	$ 68,249	$ 1,083,866	$ 780,324	$ 2,206,216	$ 349,458	$ 206,575	$ 4,334,257	$ 5,418,123